Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Effective income tax rates	(0.90%)	11.10%	0.30%	5.10%